10. Inventories (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInventoryLineItems [Line Items]
Inventories, net	R$ 5,909	R$ 4,822	R$ 4,641
Stores
DisclosureOfInventoryLineItems [Line Items]
Inventories, net	4,162	3,564
Distribution centers
DisclosureOfInventoryLineItems [Line Items]
Inventories, net	1,807	1,307
Real estate inventories
DisclosureOfInventoryLineItems [Line Items]
Inventories, net	5	24
Allowance for losses on inventory obsolescence and damages
DisclosureOfInventoryLineItems [Line Items]
Inventories, net	R$ (65)	R$ (73)